Investment	9 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Investment	4. INVESTMENT The Company invested in Amircorp Inc. on 01 August 2017 for US$53 by acquiring 500,000 shares @ US$ 0.0001 per share. This constitute less than 1% of the total share capital.